Employee benefit plans - Information about fair value of plan assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 208,523		¥ 219,869		¥ 219,462
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		24,713		14,411
Level 1 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]
Level 1 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		24,713		14,411
Level 1 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]
Level 1 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		118,567		123,403
Level 2 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	1,545		905
Level 2 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]	10,535		16,773
Level 2 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		75,067		74,529
Level 2 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		31,420		31,196
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		29,714		43,343		49,406
Level 3 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		9,418	[1]	16,321	[1]	23,078
Level 3 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		20,296	[2],[3]	27,022	[2],[3]	¥ 26,328
Level 3 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Fair value [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		172,994		181,157
Fair value [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	10,963		17,226
Fair value [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		24,713		14,411
Fair value [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]	30,831		43,795
Fair value [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		75,067		74,529
Fair value [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 31,420		¥ 31,196

[1]	Includes corporate type equity investments.
[2]	Certain plan assets that are carried at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2024 and 2025, the fair value of these assets was ¥38,712 million and ¥35,529 million, respectively.
[3]	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.